LEASES - Supplemental Cash Flow Information Related to Leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
LEASES
Cash paid for amounts included in measurement of lease liabilities:- Operating cash flows from finance leases	¥ (389,679)	¥ (248,417)
Cash paid for amounts included in measurement of lease liabilities:- Operating cash flows from operating leases	(141,480)	(116,295)
Cash paid for amounts included in measurement of lease liabilities:- Financing cash flows from finance leases	(198,234)	(302,679)
Non-cash information on lease liabilities arising from obtaining ROU assets- Finance leases	1,099,698	708,757
Non-cash information on lease liabilities arising from obtaining ROU assets- Operating leases	553,154	333,775
Cash paid for purchase of land use rights and initial direct costs	¥ 744,761	¥ 800,431